Summary of Gains and Losses on Derivative Instruments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	$ 47	[1]
Other Income, net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, undesignated derivative instruments	(4)
Interest rate contracts | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	1	[1]
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	57
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	47
Cash Flow Hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	38
Cash Flow Hedges | Interest rate contracts | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	1
Cash Flow Hedges | Foreign Exchange Contracts Two
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	19
Cash Flow Hedges | Foreign Exchange Contracts Two | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	46
Fair value hedges | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, fair value hedges	$ 4

[1]	Amounts in parentheses indicate reductions to net income.